Private Placement (Details Narrative) - USD ($)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Oct. 15, 2021
Private Placement [Member]
Class of Warrant or Right [Line Items]
Aggregate purchase price	$ 2,865,000	$ 2,865,000
Threshold Period For Not To Transfer, Assign Or Sell Any Shares Or Warrants After Completion Of Initial Business Combination	30 days	30 days
Private Placement Warrants
Class of Warrant or Right [Line Items]
Number of warrants to purchase shares issued	2,865,000	2,865,000
Price of warrants	$ 1.00	$ 1.00	$ 1.00